Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Impairment charge	$ 688	$ 0	$ 0
Amortization of intangible assets	$ 2,931	$ 3,420	$ 3,452